Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Total Compensation of Key Management Personnel

	2020 $m	2019 $m	2018 $m
Total compensation of key management personnel
Short-term employment benefits	10.5	15.8	18.2

Contributions to defined contribution pension plans	0.3	0.5	0.5

Equity compensation benefits a	2.3	12.1	13.0

	13.1	28.4	31.7

a	As measured in accordance with IFRS 2.

Summary of Related Party Disclosures for Associates and Joint Ventures
Related party disclosures for associates and joint ventures are as follows:

	Associates			Joint ventures			Total
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Revenue from associates and joint ventures	1	10	9	—	—	1	1	10	10

Other amounts owed by associates and joint ventures	11	3	1	—	—	—	11	3	1

Amounts owed to associates and joint ventures	(4)	(4)	(2)	—	—	—	(4)	(4)	(2)